MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [text block]
2018	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	-	-	-	-	-	-	10%	3,349.0	-	-	-	-
Euro - Dirham Moroccan	668	7,031	764	-	-	-	10%	10.0	713	52	-	-
Euro - Peruvian Nuevos Soles	-	-	-	-	-	-	10%	3.0	-	-	-	-
Euro - USD	1,417	1,622	1,622	-	-	-	10%	1.0	1,574	180	-	-
Chilean Pesos – USD	36,744	53	53	-	-	-	10%	0.0	40,827	6	-	-
Mexican Pesos – USD	27,719	1,411	1,411	-	-	-	10%	0.0	30,799	157	-	-
Brazilian Reais – USD	16	4	4	-	-	-	10%	0.0	17	-	-	-
Guatemalan Quetzal – USD	2,094	271	271	-	-	-	10%	0.0	2,327	30	-	-
Colombian Pesos – USD	546,644	168	168	-	-	-	10%	0.0	607,382	19	-	-
Peruvian Nuevos Soles - USD	11,221	3,321	3,321	3,536	1,046	1,046	10%	0.0	12,468	369	3,929	(116)
United States Dolar - Euro	15	13	15	-	-	-	10%	1.0	17	2	-	-
United States Dolar - MXN	1	26	1	-	-	-	10%	18.0	1	-	-	-
Chilean Pesos – Euro	70	-	-	-	-	-	10%	0.0	81	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2017	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	253	904,880	303	-	-	-	10%	3,220.8	281	34	-	-
Euro - Dirham Moroccan	527	5,915	632	-	-	-	10%	10.1	586	70	-	-
Euro - Peruvian Nuevos Soles	37	144	44	-	-	-	10%	3.5	41	5	-	-
Euro - USD	2,999	3,597	3,597	-	-	-	10%	1.1	3,332	400	-	-
Chilean Pesos – USD	7,982	13	13	-	-	-	10%	0.0	8,875	1	-	-
Mexican Pesos – USD	970	-	49	-	-	-	10%	0.0	-	(49)	-	-
Brazilian Reais – USD	27	8	8	-	-	-	10%	0.3	30	1	-	-
Guatemalan Quetzal – USD	82	11	11	-	-	-	10%	0.1	91	1	-	-
Colombian Pesos – USD	610,695	205	205	-	-	-	10%	0.0	678,550	23	-	-
Peruvian Nuevos Soles - USD	26,358	8,123	8,123	5,822	1,794	1,794	10%	0.3	29,287	903	6,469	(199)
United States Dolar - Euro	8	6	8	-	-	-	10%	0.8	9	1	-	-
United States Dolar - MXN	10	202	10	-	-	-	10%	17.7	11	1	-	-
Chilean Pesos – Euro	132,016	179	215	-	-	-	10%	0.0	146,423	20	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2016	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	244	817,344	272	-	-	-	10%	2,846.7	287	45	-	-
Euro - Dirham Moroccan	252	2,848	281	-	-	-	10%	9.6	297	47	-	-
Euro - Peruvian Nuevos Soles	64	241	72	-	-	-	10%	3.2	76	12	-	-
Euro - USD	3,515	3,705	3,705	-	-	-	10%	0.9	3,905	412	-	-
Chilean Pesos – USD	212	-	-	-	-	-	10%	0.0	235	-	-	-
Mexican Pesos – USD	6	-	-	-	-	-	10%	0.0	-	-	-	-
Brazilian Reais – USD	6	2	2	-	-	-	10%	0.3	7	-	-	-
Guatemalan Quetzal – USD	2,442	325	325	-	-	-	10%	0.1	2,713	36	-	-
Colombian Pesos – USD	590,271	197	197	-	-	-	10%	0.0	655,857	22	-	-
Peruvian Nuevos Soles - USD	23,484	6,998	6,998	5,138	1,531	1,531	10%	0.3	26,094	778	5,709	(170)
United States Dolar - Euro	11,068	10,500	11,068	-	-	-	10%	0.9	12,298	1,230	-	-
United States Dolar - MXN	79	1,627	79	-	-	-	10%	18.6	88	9	-	-
Chilean Pesos – Euro	292	-	-	-	-	-	10%	0.0	324	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2017	2018
Guarantees
Financial, labor-related, tax and rental transactions	156,579	125,422
Contractual obligations	165,624	257,844
Other	30	20
Total	322,233	383,286

Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Thousands of U.S. dollars
CROSS-CURRENCY	2018
FAIR VALUE	10,630
0.10%	(3,522)
-0.10%	862
Thousands of U.S. dollars
CROSS-CURRENCY	2018
FAIR VALUE	10,630
0.10%	(3,522)
-0.10%	862